UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

JH Tax-Advantaged Global Shareholder Yield Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 98.07%		$116,832,073

(Cost $112,342,523)

Australia 0.72%		862,814

Westpac Banking Corp.	37,500	862,814

Belgium 2.13%		2,532,721

Mobistar SA	40,500	2,532,721

Brazil 1.00%		1,194,061

CPFL Energia SA	48,500	1,194,061

Canada 3.54%		4,216,496

BCE, Inc.	66,800	2,426,241
Shaw Communications, Inc., Class B	84,800	1,790,255

France 6.50%		7,740,563

France Telecom SA	130,000	2,841,476
SCOR SE	56,800	1,571,083
Total SA	41,450	2,425,806
Vivendi SA	31,500	902,198

Germany 1.49%		1,770,186

Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	11,300	1,770,186

Hong Kong 1.19%		1,420,900

CLP Holdings, Ltd.	175,000	1,420,900

Italy 2.02%		2,411,194

Enel SpA	198,500	1,121,615
Terna Rete Elettrica Nazionale SpA	295,300	1,289,579

Netherlands 1.45%		1,721,508

Royal Dutch Shell PLC, ADR	24,250	1,721,508

Norway 2.56%		3,046,345

Orkla ASA	67,150	604,345
StatoilHydro ASA, SADR	100,000	2,442,000

Philippines 1.01%		1,203,120

Philippine Long Distance Telephone Company, SADR	21,600	1,203,120

Spain 1.69%		2,014,304

Telefonica SA	80,000	2,014,304

Switzerland 3.18%		3,794,117

Nestle SA	37,500	2,027,088
Swisscom AG	4,000	1,767,029

Taiwan 1.19%		1,420,709

Taiwan Semiconductor Manufacturing Company, Ltd., SADR	108,700	1,420,709

United Kingdom 18.45%		21,980,594

AstraZeneca PLC, SADR (C)	86,800	4,244,520
BAE Systems PLC	404,800	2,216,472
British American Tobacco PLC	29,850	1,101,777
Diageo PLC, SADR	26,800	2,058,240
FirstGroup PLC	641,800	3,843,501
Imperial Tobacco Group PLC	75,000	2,143,083
National Grid PLC	72,200	643,169

JH Tax-Advantaged Global Shareholder Yield Fund
As of 01-31-11 (Unaudited)

United Kingdom (continued)

Scottish & Southern Energy PLC			128,800	2,390,414
United Utilities Group PLC			159,200	1,388,876
Vodafone Group PLC			694,000	1,950,542

United States 49.95%				59,502,441

Altria Group, Inc.			192,100	4,516,271
Arthur J. Gallagher & Company			108,600	3,223,248
AT&T, Inc.			119,900	3,299,648
Automatic Data Processing, Inc.			52,200	2,500,380
Bristol-Myers Squibb Company (C)			180,000	4,532,400
CenturyLink, Inc. (C)			50,800	2,196,592
Diamond Offshore Drilling, Inc.			13,400	960,914
Duke Energy Corp. (C)			226,500	4,049,820
E.I. Du Pont de Nemours & Company			25,050	1,269,534
Lorillard, Inc.			24,800	1,865,952
Microchip Technology, Inc. (C)			45,600	1,663,032
NiSource, Inc. (C)			129,100	2,403,842
NSTAR (C)			16,900	733,122
PepsiCo, Inc.			8,500	546,635
Philip Morris International, Inc. (C)			50,000	2,862,000
Pitney Bowes, Inc. (C)			50,800	1,233,424
Progress Energy, Inc.			108,400	4,869,328
Regal Entertainment Group			83,700	1,017,792
Reynolds American, Inc. (C)			24,900	792,069
Southern Company			126,700	4,766,454
TECO Energy, Inc. (C)			200,000	3,682,000
Verizon Communications, Inc. (C)			131,200	4,673,344
Windstream Corp. (C)			144,000	1,844,640

			Shares	Value

Preferred Securities 0.80%				$956,894

(Cost $854,267)

United States 0.80%				956,894

MetLife, Inc., Series B, 6.500%			38,600	956,894

			Par Value	Value

Short-Term Investments 3.05%				$3,634,215

(Cost $3,634,215)

			Shares	Value

Repurchase Agreement 0.26%				311,000

Repurchase Agreement with State Street Corp. dated 1-31-11 at 0.010% to be repurchased at $311,000 on 2-1-11, collateralized by $305,000 U.S. Treasury Notes,
2.500% due 4-30-15 (valued at $318,817, including interest).			311,000	311,000

Short-Term Securities 2.79%				3,323,215

State Street Institutional Treasury Money Market Fund	0.0299%(Y)	02-01-11	3,323,215	3,323,215

JH Tax-Advantaged Global Shareholder Yield Fund
As of 01-31-11 (Unaudited)

Total investments (Cost $116,831,005)† 101.92%	$121,423,182

Other assets and liabilities, net (1.92%)	($2,293,227)

Total net assets 100.00%	$119,129,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(C) All or a portion of this security is segregated as collateral for options overlay. Total collateral value at 1-31-11 was $22,674,923.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $122,660,898. Net unrealized depreciation aggregated $1,237,716, of which $7,987,490 related to appreciated investment securities and $9,225,206 related to depreciated investment securities.

The Fund had the following sector composition as of 1-31-11 (as a percentage of net assets):

Utilities	25%
Telecommunication Services	23%
Consumer Staples	15%
Health Care	7%
Financials	7%
Industrials	7%
Energy	6%
Information Technology	5%
Consumer Discretionary	3%
Materials	1%
Short-Term Investments & Other	1%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2011	Price	Inputs	Inputs
Common Stocks
Australia	$862,814	—	$862,814	—
Belgium	2,532,721	—	2,532,721	—
Brazil	1,194,061	$1,194,061	—	—
Canada	4,216,496	4,216,496	—	—
France	7,740,563	—	7,740,563	—
Germany	1,770,186	—	1,770,186	—
Hong Kong	1,420,900	—	1,420,900	—
Italy	2,411,194	—	2,411,194	—
Netherlands	1,721,508	1,721,508	—	—
Norway	3,046,345	2,442,000	604,345	—
Philippines	1,203,120	1,203,120	—	—
Spain	2,014,304	—	2,014,304	—
Switzerland	3,794,117	—	3,794,117	—
Taiwan	1,420,709	1,420,709	—	—
United Kingdom	21,980,594	6,302,760	15,677,834	—
United States	59,502,441	59,502,441	—	—
Preferred Securities
United States	956,894	956,894	—	—
Short-Term Investments	3,634,215	3,323,215	311,000	—
Total investments in Securities	$121,423,182	$82,283,204	$39,139,978	—
Other Financial Instruments:
Written Options	($1,360,670)	($1,360,670)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the three months ended January 31, 2011, the Fund wrote option contracts to enhance potential gain as well as to hedge against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the three months ended January 31, 2011 and the contracts held at January 31, 2011.

	NUMBER OF	PREMIUM
	CONTRACTS	RECEIVED (PAID)
Outstanding, beginning of year	1,062	$1,008,725
Options written	2,642	2,500,965
Options closed	(2,159)	(2,081,716)
Options expired	(790)	(320,019)
Outstanding, end of year	755	$1,107,955

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE
CALLS
Dow Jones Industrial Average Index	117	Feb 2011	230	$36,797	($57,845)
Russell 1000 Index	690	Feb 2011	40	71,479	(105,600)
Russell 2000 Index	785	Feb 2011	35	103,144	(49,350)
Morgan Stanley Cyclical Index	1,030	Feb 2011	25	91,175	(109,250)
Philadelphia Semiconductor Index	425	Feb 2011	65	55,054	(126,425)
S&P 500 Index	1,250	Feb 2011	90	282,179	(369,000)
S&P 500 Index	1,275	Feb 2011	205	378,482	(502,250)
S&P 600 SmallCap Index	420	Feb 2011	65	89,645	(40,950)
Total			755	$1,107,955	($1,360,670)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2011, by risk category:

		Asset	Liability
	Financial instruments	Derivatives	Derivatives Fair
Risk	location	Fair Value	Value

Equity Contracts	Written options, at value	-	($1,360,670)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011